UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2016

Semi-Annual Repor t

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds, and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Effective April 1, 2016, each Fund’s name changed. There was no change in each Fund’s investment objective, policies and strategies as a result of these name changes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Asset Allocation Funds for the six-month reporting period ended July 31, 2016. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

Special shareholder notice

Effective April 1, 2016, QS Investors, LLC (“QS Investors”) became a subadviser, and QS Legg Mason Global Asset Allocation, LLC ceased to be a subadviser to each Fund. Additionally, effective April 1, 2016, the Funds’ names changed from QS Legg Mason Growth Fund to QS Growth Fund, QS Legg Mason Moderate Growth Fund to QS Moderate Growth Fund, QS Legg Mason Conservative Growth Fund to QS Conservative Growth Fund, and QS Legg Mason Defensive Growth Fund to QS Defensive Growth Fund.

QS Investors utilizes a team management approach, which effective June 14, 2016, is headed by Adam J. Petryk, CFA, Thomas Picciochi and Ellen Tesler, to manage the assets of each Fund. Mr. Petryk has served as a portfolio manager of each Fund since June 2016. Mr. Picciochi and Ms. Tesler have served as portfolio managers for each Fund since May 2014. For more information regarding these changes, please see the prospectus supplement dated June 3, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2016

II	QS Asset Allocation Funds

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended July 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s second reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.1%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”) and an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in July 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed declined over the period. In July 2016, 26.6% of Americans looking for a job had been out of work for more than six months, versus 27.7% when the period began.

Turning to the global economy, in its July 2016 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The outcome of the U.K. [Brexit] vote, which surprised global financial markets, implies the materialization of an important downside risk for the world economy. As a result, the global outlook for 2016-17 has worsened, despite the better-than-expected performance in early 2016.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.6%, versus 1.7% in 2015. Japan’s economy is expected to expand 0.3% in 2016, down from 0.5% in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

QS Asset Allocation Funds	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” The Fed kept rates on hold at its meeting that concluded on July 27, 2016, as well as during its prior meetings of the year.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England (“BoE”)vi kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. However, in the aftermath of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”), BoE Governor Mark Carney said that further interest rate cuts would be needed. This occurred in August 2016, after the reporting period ended, as the BoE lowered rates from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of China kept rates steady at 4.35%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile at times, but generated strong results during the six months ended July 31, 2016. The market declined during the first month of the reporting period. This weakness was triggered by a number of factors, including uncertainties surrounding future Fed actions and several geopolitical issues. However, the market then rallied over the last five months of the period. Investor sentiment improved as U.S.

economic data was generally positive and the Fed reduced its expectations for rate hikes in 2016. While the market fell sharply in the immediate wake of the June 23, 2016 Brexit vote, the market recouped those losses at the end of the month and continued to rally in July 2016. All told, for the six months ended July 31, 2016, the S&P 500 Indexvii gained 13.29%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexviii, generated the strongest returns, as they gained 18.76% over the reporting period. In contrast, large-cap stocks generated the weakest results, with the Russell 1000 Indexix returning 13.82%, whereas mid-cap stocks, as measured by the Russell Midcap Indexx, rose 18.05%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxi and Russell 3000 Valuexii Indices, returned 12.79% and 15.68%, respectively, during the six months ended July 31, 2016.

Q. How did the international stock market perform during the reporting period?

A. International equities were also volatile during the reporting period, but posted solid results. Developed market equities, as measured by the MSCI EAFE Indexxiii, declined during the first month of the reporting period, rose over the next two months, moved lower over the last two months and rallied sharply during the last month. These fluctuations were partially driven by the uncertainties leading up to and following Brexit. All told, the MSCI EAFE Index gained 8.25% during the reporting period. Emerging market equities were not immune to the market’s gyrations. For the first four months of the reporting period, the MSCI Emerging Markets Indexxiv rose and fell in the same pattern as developed market equities. However, emerging market equities rallied sharply in June and July 2016. For the six months ended July 31, 2016, the MSCI Emerging Markets Index gained 19.52%.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2016?

A. Both short- and long-term Treasury yields moved lower during the six months ended July 31, 2016. Two-year Treasury yields began the reporting period at 0.76% and ended the period at 0.67%. Their peak of 0.98% took place on March 15, 2016 and their low of 0.56% occurred on July 5, 2016. Ten-year Treasury yields began the reporting period at 1.94% and ended the period at 1.46%. Their peak of 1.98% took place on March 11, 2016 and their low of 1.37% occurred on July 5 and July 8, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, Brexit and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S.

IV	QS Asset Allocation Funds

Aggregate Indexxv, gained 4.54% during the six months ended July 31, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended July 31, 2016?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxvi, gained 13.84% for the six months ended July 31, 2016. The high-yield market posted positive returns during all six months of the reporting period. This was driven by several factors, including robust demand from investors looking to generate incremental yield in the low interest rate environment and the Fed reducing its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvii gained 12.85% during the six months ended July 31, 2016. While there were several bouts of weakness, the asset class generated positive returns during five of the six months of the reporting period. Supporting the asset class were overall higher oil prices, accommodative global monetary policy and solid investor demand.

QS Asset Allocation Funds	V

Investment commentary (cont’d)

QS Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2016, Class A shares of QS Growth Fund, excluding sales charges, returned 10.61%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Indexxviii, and the Growth Composite Benchmarkxix, returned 4.54%, 14.18% and 12.75%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned 11.22% over the same timeframe.

Performance Snapshot as of July 31, 2016 (unaudited)
(excluding sales charges)	6 months
QS Growth Fund:
Class A	10.61%
Class C	10.20%
Class R	10.50%
Class I	10.79%
Bloomberg Barclays U.S. Aggregate Index	4.54%
Russell 3000 Index	14.18%
Growth Composite Benchmark	12.75%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[1]	11.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.33%, 2.03%, 2.00% and 0.99%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 172 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VI	QS Asset Allocation Funds

QS Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2016, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned 10.14%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Moderate Growth Composite Benchmarkxx, returned 4.54%, 14.18% and 11.38%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned 9.75% over the same time frame.

Performance Snapshot as of July 31, 2016 (unaudited)
(excluding sales charges)	6 months
QS Moderate Growth Fund:
Class A	10.14%
Class C	9.77%
Class R	9.94%
Class I	10.30%
Bloomberg Barclays U.S. Aggregate Index	4.54%
Russell 3000 Index	14.18%
Moderate Growth Composite Benchmark	11.38%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	9.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.25%, 1.96%, 2.22% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 513 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	VII

Investment commentary (cont’d)

QS Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2016, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned 9.43%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Conservative Growth Composite Benchmarkxxi, returned 4.54%, 13.82% and 9.84% respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned 9.22% over the same time frame.

Performance Snapshot as of July 31, 2016 (unaudited)
(excluding sales charges)	6 months
QS Conservative Growth Fund:
Class A	9.43%
Class C	9.03%
Class R	9.31%
Class I	9.57%
Bloomberg Barclays U.S. Aggregate Index	4.54%
Russell 1000 Index	13.82%
Conservative Growth Composite Benchmark	9.84%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	9.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.18%, 1.92%, 1.65% and 0.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 584 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VIII	QS Asset Allocation Funds

QS Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2016, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 8.44%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Defensive Growth Composite Benchmarkxxii, returned 4.54%, 13.82% and 8.23%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 7.65% for the same period.

Performance Snapshot as of July 31, 2016 (unaudited)
(excluding sales charges)	6 months
QS Defensive Growth Fund
Class A	8.44%
Class C	8.15%
Class C1[2]	8.25%
Class R	8.37%
Class I	8.70%
Bloomberg Barclays U.S. Aggregate Index	4.54%
Russell 1000 Index	13.82%
Defensive Growth Composite Benchmark	8.23%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	7.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.17%, 1.85%, 1.67%, 2.13% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 367 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	IX

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2016

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the fund’s losses from events affecting a particular issuer.

Each Asset Allocation Fund is a “fund of funds” — meaning it invests in other underlying funds. Each Fund seeks its objective by investing primarily in other affiliated funds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see each Fund’s prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

X	QS Asset Allocation Funds

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the Bank of England, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

[x]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xi

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xii

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xiii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiv	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xvi

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xviii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xix

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xx

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxi

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxii

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Asset Allocation Funds	XI

Funds at a glance (unaudited)

QS Growth Fund Breakdown† (%) as of — July 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.9 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
11.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
10.1 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Financials Information Technology Energy
9.8 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
9.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
8.8 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
6.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.3 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Energy Consumer Discretionary
4.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
2.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
2.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations
2.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
0.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-backed Securities Sovereign Bonds

QS Asset Allocation Funds 2016 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

QS Moderate Growth Fund Breakdown† (%) as of — July 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
10.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-backed Securities Sovereign Bonds
9.9 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
9.3 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
8.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
6.9 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Financials Information Technology Energy
6.8 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
5.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
4.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
4.2 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
4.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Energy Consumer Discretionary
3.8 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations
2.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
1.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities Asset-backed Securities

2	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Conservative Growth Fund Breakdown† (%) as of — July 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
21.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-backed Securities Sovereign Bonds
10.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
8.2 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities Asset-backed Securities
7.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
6.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
6.2 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
5.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
4.7 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Financials Information Technology Energy
4.3 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations
3.9 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
3.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
3.3 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Energy Consumer Discretionary
2.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
1.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples

QS Asset Allocation Funds 2016 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

QS Defensive Growth Fund Breakdown† (%) as of — July 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
33.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-backed Securities Sovereign Bonds
14.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations Mortgage-backed Securities Asset-backed Securities
9.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Financials Industrials Health Care
8.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
6.4 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
4.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Non-U.S. Treasury Inflation Protected Securities Collateralized Mortgage Obligations

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Health Care Consumer Staples Consumer Discretionary
3.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
3.4 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Financials Information Technology Energy
2.8 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Industrials Health Care
2.0 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials

4	QS Asset Allocation Funds 2016 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2016 and held for the six months ended July 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	10.61%	$1,000.00	$1,106.10	0.55%	$2.88	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	10.20	1,000.00	1,102.00	1.22	6.38	Class C	5.00	1,000.00	1,018.80	1.22	6.12
Class R	10.50	1,000.00	1,105.00	0.80	4.19	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	10.79	1,000.00	1,107.90	0.25	1.31	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

QS Asset Allocation Funds 2016 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2016 and held for the six months ended July 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	10.14%	$1,000.00	$1,101.40	0.53%	$2.77	Class A	5.00%	$1,000.00	$1,022.23	0.53%	$2.66
Class C	9.77	1,000.00	1,097.70	1.22	6.36	Class C	5.00	1,000.00	1,018.80	1.22	6.12
Class R	9.94	1,000.00	1,099.40	0.80	4.18	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	10.30	1,000.00	1,103.00	0.21	1.10	Class I	5.00	1,000.00	1,023.82	0.21	1.06

[1]	For the six months ended July 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

6	QS Asset Allocation Funds 2016 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2016 and held for the six months ended July 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	9.43%	$1,000.00	$1,094.30	0.53%	$2.76	Class A	5.00%	$1,000.00	$1,022.23	0.53%	$2.66
Class C	9.03	1,000.00	1,090.30	1.23	6.39	Class C	5.00	1,000.00	1,018.75	1.23	6.17
Class R	9.31	1,000.00	1,093.10	0.80	4.16	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	9.57	1,000.00	1,095.70	0.25	1.30	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

QS Asset Allocation Funds 2016 Semi-Annual Report	7

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2016 and held for the six months ended July 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	8.44%	$1,000.00	$1,084.40	0.55%	$2.85	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	8.15	1,000.00	1,081.50	1.22	6.31	Class C	5.00	1,000.00	1,018.80	1.22	6.12
Class C1	8.25	1,000.00	1,082.50	1.05	5.44	Class C1	5.00	1,000.00	1,019.64	1.05	5.27
Class R	8.37	1,000.00	1,083.70	0.80	4.14	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	8.70	1,000.00	1,087.00	0.25	1.30	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

8	QS Asset Allocation Funds 2016 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2016

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,460,426	$82,740,912
QS International Equity Fund, Class IS Shares		6,438,666	91,686,604	(a)
QS Strategic Real Return Fund, Class IS Shares		3,699,859	43,066,363	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		228,098	48,874,554
ClearBridge Appreciation Fund, Class IS Shares		3,088,938	65,300,150
ClearBridge International Value Fund, Class IS Shares		4,002,880	37,947,300
ClearBridge Large Cap Growth Fund, Class IS Shares		547,083	20,592,186
ClearBridge Mid Cap Fund, Class IS Shares		946,711	31,213,052	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		1,841,719	52,746,830
QS Global Dividend Fund, Class IS Shares		5,730,302	69,852,381	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		3,849,989	62,177,314	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		7,553,569	71,834,442
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		2,390	28,629
Western Asset High Yield Fund, Class IS Shares		1,775,022	14,040,424
Western Asset Macro Opportunities Fund, Class IS Shares		1,610,751	17,396,108
Total Investments in Underlying Funds before Short-Term Investments (Cost — $554,796,015)			709,497,249

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $818,303)	0.460%	818,303	818,303
Total Investments — 100.1% (Cost — $555,614,318#)			710,315,552
Liabilities in Excess of Other Assets — (0.1)%			(837,101)
Total Net Assets — 100.0%			$709,478,451

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

July 31, 2016

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,624,569	$48,685,763
QS International Equity Fund, Class IS Shares		3,037,692	43,256,727	(a)
QS Strategic Real Return Fund, Class IS Shares		2,452,883	28,551,560	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		123,680	26,500,917
ClearBridge Appreciation Fund, Class IS Shares		1,802,598	38,106,922
ClearBridge International Value Fund, Class IS Shares		1,983,465	18,803,244
ClearBridge Large Cap Growth Fund, Class IS Shares		340,321	12,809,670
ClearBridge Mid Cap Fund, Class IS Shares		590,983	19,484,704	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		916,806	26,257,333
QS Global Dividend Fund, Class IS Shares		3,799,004	46,309,856	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		1,971,222	31,835,240	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		3,388,761	32,227,114
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		535,641	6,850,855
Western Asset Core Plus Bond Fund, Class IS Shares		4,013,323	48,079,614
Western Asset High Yield Fund, Class IS Shares		2,793,484	22,096,456
Western Asset Macro Opportunities Fund, Class IS Shares		1,665,588	17,988,355
Total Investments in Underlying Funds before Short-Term Investments (Cost — $377,919,032)			467,844,330

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $672,236)	0.460%	672,236	672,236
Total Investments — 100.1% (Cost — $378,591,268#)			468,516,566
Liabilities in Excess of Other Assets — (0.1)%			(600,817)
Total Net Assets — 100.0%			$467,915,749

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

10	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,161,032	$21,537,143
QS International Equity Fund, Class IS Shares		1,081,236	15,396,806	(a)
QS Strategic Real Return Fund, Class IS Shares		1,626,624	18,933,898	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		52,021	11,146,590
ClearBridge Appreciation Fund, Class IS Shares		837,660	17,708,122
ClearBridge International Value Fund, Class IS Shares		1,078,923	10,228,192
ClearBridge Large Cap Growth Fund, Class IS Shares		131,037	4,932,214
ClearBridge Mid Cap Fund, Class IS Shares		238,012	7,847,268	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		588,166	16,845,073
QS Global Dividend Fund, Class IS Shares		2,522,083	30,744,186	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		738,326	11,923,967	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		1,521,142	14,466,065
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,959,590	25,063,151
Western Asset Core Plus Bond Fund, Class IS Shares		5,510,567	66,016,597
Western Asset High Yield Fund, Class IS Shares		2,665,588	21,084,801
Western Asset Macro Opportunities Fund, Class IS Shares		1,229,113	13,274,415
Total Investments in Underlying Funds before Short-Term Investments (Cost — $255,661,781)			307,148,488

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $294,340)	0.460%	294,340	294,340
Total Investments — 100.0% (Cost — $255,956,121#)			307,442,828
Liabilities in Excess of Other Assets — 0.0%			(88,625)
Total Net Assets — 100.0%			$307,354,203

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

July 31, 2016

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		210,769	$3,909,771
QS International Equity Fund, Class IS Shares		433,570	6,174,035	(a)
QS Strategic Real Return Fund, Class IS Shares		757,301	8,814,983	(b)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		14,913	3,195,459
ClearBridge Appreciation Fund, Class IS Shares		250,135	5,287,860
ClearBridge Mid Cap Fund, Class IS Shares		87,160	2,873,650	(c)
ClearBridge Small Cap Growth Fund, Class IS Shares		116,571	3,338,596
QS Global Dividend Fund, Class IS Shares		904,904	11,030,782	(d)
QS U.S. Large Cap Equity Fund, Class IS Shares		168,228	2,716,878	(e)
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		496,649	4,723,135
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,579,811	20,205,785
Western Asset Core Plus Bond Fund, Class IS Shares		3,874,223	46,413,196
Western Asset High Yield Fund, Class IS Shares		1,711,283	13,536,245
Western Asset Macro Opportunities Fund, Class IS Shares		573,997	6,199,165
Total Investments in Underlying Funds before Short-Term Investments (Cost — $118,976,019)			138,419,540

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $227,060)	0.460%	227,060	227,060
Total Investments — 100.0% (Cost — $119,203,079#)			138,646,600
Liabilities in Excess of Other Assets — 0.0%			(65,446)
Total Net Assets — 100.0%			$138,581,154

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(b)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(c)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(d)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

12	QS Asset Allocation Funds 2016 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2016

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$554,796,015	$377,919,032
Short-term investments, at cost	818,303	672,236
Investments in affiliated Underlying Funds, at value	$709,497,249	$467,844,330
Short-term investments, at value	818,303	672,236
Receivable for Fund shares sold	290,979	142,094
Interest receivable	361	244
Receivable from investment manager	55	18
Prepaid expenses	52,460	48,625
Total Assets	710,659,407	468,707,547

Liabilities:
Payable for Fund shares repurchased	379,633	322,325
Service and/or distribution fees payable	160,797	111,568
Trustees’ fees payable	3,647	2,391
Accrued expenses	636,879	355,514
Total Liabilities	1,180,956	791,798
Total Net Assets	$709,478,451	$467,915,749

Net Assets:
Par value (Note 7)	$455	$300
Paid-in capital in excess of par value	602,058,002	403,191,941
(Overdistributed) undistributed net investment income	(738,645)	767,298
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(46,542,595)	(25,969,088)
Net unrealized appreciation on affiliated Underlying Funds	154,701,234	89,925,298
Total Net Assets	$709,478,451	$467,915,749

Net Assets:
Class A	$687,182,925	$439,335,145
Class C	$21,119,577	$23,467,760
Class R	$22,884	$34,263
Class I	$1,153,065	$5,078,581

Shares Outstanding:
Class A	43,992,538	28,151,297
Class C	1,438,814	1,483,720
Class R	1,472	2,211
Class I	74,016	327,565

Net Asset Value:
Class A (and redemption price)	$15.62	$15.61
Class C*	$14.68	$15.82
Class R (and redemption price)	$15.55	$15.50
Class I (and redemption price)	$15.58	$15.50

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$16.57	$16.56

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	13

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2016

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$255,661,781	$118,976,019
Short-term investments, at cost	294,340	227,060
Investments in affiliated Underlying Funds, at value	$307,148,488	$138,419,540
Short-term investments, at value	294,340	227,060
Receivable for Fund shares sold	234,925	67,920
Interest receivable	129	106
Receivable from investment manager	—	105
Prepaid expenses	47,597	56,504
Total Assets	307,725,479	138,771,235

Liabilities:
Payable for Fund shares repurchased	72,473	51,144
Service and/or distribution fees payable	75,645	32,078
Trustees’ fees payable	1,427	672
Payable due to investment manager	161	—
Accrued expenses	221,570	106,187
Total Liabilities	371,276	190,081
Total Net Assets	$307,354,203	$138,581,154

Net Assets:
Par value (Note 7)	$217	$103
Paid-in capital in excess of par value	269,989,850	125,868,233
Undistributed net investment income	643,115	271,153
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(14,765,686)	(7,001,856)
Net unrealized appreciation on affiliated Underlying Funds	51,486,707	19,443,521
Total Net Assets	$307,354,203	$138,581,154

Net Assets:
Class A	$280,255,947	$128,800,349
Class C	$20,060,049	$3,526,959
Class C1	—	$3,881,562
Class R	$53,193	$28,557
Class I	$6,985,014	$2,343,727

Shares Outstanding:
Class A	19,857,548	9,601,272
Class C	1,371,704	264,353
Class C1	—	283,782
Class R	3,776	2,133
Class I	495,155	175,059

Net Asset Value:
Class A (and redemption price)	$14.11	$13.41
Class C*	$14.62	$13.34
Class C1*	—	$13.68
Class R (and redemption price)	$14.09	$13.39
Class I (and redemption price)	$14.11	$13.39

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$14.97	$14.01

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	QS Asset Allocation Funds 2016 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2016

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$1,405,354	$2,169,479
Interest	2,470	1,625
Total Investment Income	1,407,824	2,171,104

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,003,971	683,561
Transfer agent fees (Note 5)	953,588	500,224
Shareholder reports	38,631	25,559
Trustees’ fees	24,567	16,223
Legal fees	21,816	20,866
Audit and tax fees	15,711	15,226
Fund accounting fees	13,079	13,079
Insurance	5,569	3,775
Custody fees	19	10
Registration fees	(16,366)	62,206
Miscellaneous expenses	2,466	2,128
Total Expenses	2,063,051	1,342,857
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(27,991)	(14,934)
Net Expenses	2,035,060	1,327,923
Net Investment Income (Loss)	(627,236)	843,181

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(3,957,427)	(2,621,132)
Capital gain distributions from affiliated Underlying Funds	14,377	8,937
Net Realized Loss	(3,943,050)	(2,612,195)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	73,192,884	45,329,984
Foreign currencies	1	—
Change in Net Unrealized Appreciation (Depreciation)	73,192,885	45,329,984
Net Gain on Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions	69,249,835	42,717,789
Increase in Net Assets From Operations	$68,622,599	$43,560,970

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	15

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2016

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,503,666	$1,591,024
Interest	1,175	671
Total Investment Income	2,504,841	1,591,695

Expenses:
Service and/or distribution fees (Notes 2 and 5)	461,320	188,535
Transfer agent fees (Note 5)	274,092	105,731
Shareholder reports	16,788	8,021
Trustees’ fees	10,649	4,768
Legal fees	21,101	21,328
Audit and tax fees	14,893	14,565
Fund accounting fees	13,079	6,724
Insurance	2,706	1,414
Custody fees	12	8
Registration fees	61,041	38,204
Miscellaneous expenses	1,873	2,023
Total Expenses	877,554	391,321
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,983)	(1,660)
Net Expenses	875,571	389,661
Net Investment Income	1,629,270	1,202,034

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(663,810)	123,615
Capital gain distributions from affiliated Underlying Funds	3,664	1,299
Net Realized Gain (Loss)	(660,146)	124,914
Change in Net Unrealized Appreciation (Depreciation)	26,404,625	9,606,050
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	25,744,479	9,730,964
Increase in Net Assets From Operations	$27,373,749	$10,932,998

See Notes to Financial Statements.

16	QS Asset Allocation Funds 2016 Semi-Annual Report

Statements of changes in net assets

QS Growth Fund

For the Six Months Ended July 31, 2016 (unaudited) and the Year Ended January 31, 2016	July 31	January 31

Operations:
Net investment income (loss)	$(627,236)	$4,942,941
Net realized gain (loss)	(3,943,050)	85,303,421
Change in net unrealized appreciation (depreciation)	73,192,885	(130,568,667)
Increase (Decrease) in Net Assets From Operations	68,622,599	(40,322,305)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(6,100,115)
Net realized gains	(23,082,884)	(69,209,295)
Decrease in Net Assets From Distributions to Shareholders	(23,082,884)	(75,309,410)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	50,904,716	62,880,006
Reinvestment of distributions	23,007,854	75,038,811
Cost of shares repurchased	(68,549,744)	(104,766,519)
Increase in Net Assets From Fund Share Transactions	5,362,826	33,152,298
Increase (Decrease) in Net Assets	50,902,541	(82,479,417)

Net Assets:
Beginning of period	658,575,910	741,055,327
End of period*	$709,478,451	$658,575,910
* Includes overdistributed net investment income of:	$(738,645)	$(111,409)

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	17

Statements of changes in net assets (cont’d)

QS Moderate Growth Fund

For the Six Months Ended July 31, 2016 (unaudited) and the Year Ended January 31, 2016	July 31	January 31

Operations:
Net investment income	$843,181	$5,173,431
Net realized gain (loss)	(2,612,195)	54,016,294
Change in net unrealized appreciation (depreciation)	45,329,984	(81,304,818)
Increase (Decrease) in Net Assets From Operations	43,560,970	(22,115,093)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(275,034)	(5,775,042)
Net realized gains	(12,920,314)	(35,023,597)
Decrease in Net Assets From Distributions to Shareholders	(13,195,348)	(40,798,639)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	29,516,249	41,324,481
Reinvestment of distributions	13,134,662	40,603,502
Cost of shares repurchased	(44,200,985)	(73,464,088)
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,550,074)	8,463,895
Increase (Decrease) in Net Assets	28,815,548	(54,449,837)

Net Assets:
Beginning of period	439,100,201	493,550,038
End of period*	$467,915,749	$439,100,201
* Includes undistributed net investment income of:	$767,298	$199,151

See Notes to Financial Statements.

18	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Conservative Growth Fund

For the Six Months Ended July 31, 2016 (unaudited) and the Year Ended January 31, 2016	July 31	January 31

Operations:
Net investment income	$1,629,270	$4,866,768
Net realized gain (loss)	(660,146)	25,184,390
Change in net unrealized appreciation (depreciation)	26,404,625	(41,419,397)
Increase (Decrease) in Net Assets From Operations	27,373,749	(11,368,239)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,364,032)	(5,273,061)
Net realized gains	(5,864,055)	(14,862,917)
Decrease in Net Assets From Distributions to Shareholders	(7,228,087)	(20,135,978)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	28,301,310	38,503,593
Reinvestment of distributions	7,176,113	19,988,268
Cost of shares repurchased	(38,122,499)	(57,744,276)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,645,076)	747,585
Increase (Decrease) in Net Assets	17,500,586	(30,756,632)

Net Assets:
Beginning of period	289,853,617	320,610,249
End of period*	$307,354,203	$289,853,617
* Includes undistributed net investment income of:	$643,115	$377,877

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

QS Defensive Growth Fund

For the Six Months Ended July 31, 2016 (unaudited) and the Year Ended January 31, 2016	July 31	January 31

Operations:
Net investment income	$1,202,034	$2,898,935
Net realized gain	124,914	8,915,288
Change in net unrealized appreciation (depreciation)	9,606,050	(15,813,280)
Increase (Decrease) in Net Assets From Operations	10,932,998	(3,999,057)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,109,016)	(3,044,028)
Net realized gains	(1,291,814)	—
Decrease in Net Assets From Distributions to Shareholders	(2,400,830)	(3,044,028)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,393,536	17,310,151
Reinvestment of distributions	2,384,125	3,023,777
Cost of shares repurchased	(15,728,849)	(28,648,538)
Decrease in Net Assets From Fund Share Transactions	(951,188)	(8,314,610)
Increase (Decrease) in Net Assets	7,580,980	(15,357,695)

Net Assets:
Beginning of period	131,000,174	146,357,869
End of period*	$138,581,154	$131,000,174
* Includes undistributed net investment income of:	$271,153	$178,135

See Notes to Financial Statements.

20	QS Asset Allocation Funds 2016 Semi-Annual Report

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.60	$17.23	$17.22	$14.81	$13.06	$13.20

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.13	0.12	0.08	0.14	0.14 [3]
Net realized and unrealized gain (loss)	1.55	(0.98)	0.60	2.50	1.78	(0.15)
Total income (loss) from operations	1.54	(0.85)	0.72	2.58	1.92	(0.01)

Less distributions from:
Net investment income	—	(0.15)	(0.19)	(0.17)	(0.17)	(0.13)
Net realized gains	(0.52)	(1.63)	(0.52)	—	—	—
Total distributions	(0.52)	(1.78)	(0.71)	(0.17)	(0.17)	(0.13)

Net asset value, end of period	$15.62	$14.60	$17.23	$17.22	$14.81	$13.06
Total return[4]	10.61%	(5.82)%	4.11%	17.41%	14.81%	(0.04)%

Net assets, end of period (000s)	$687,183	$607,632	$663,706	$644,907	$570,110	$535,123

Ratios to average net assets:
Gross expenses[5]	0.55%[6]	0.54%	0.55%	0.60%	0.69%	0.68%
Net expenses[5,7]	0.55 [6]	0.54	0.55	0.60	0.69	0.68
Net investment income (loss)	(0.13) [6]	0.76	0.69	0.49	1.04	1.07 [3]

Portfolio turnover rate	7%	44%[8]	29%	11%	11%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	21

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.80	$16.38	$16.44	$14.16	$12.50	$12.64

Income (loss) from operations:
Net investment income (loss)	(0.06)	0.01	0.02	(0.02)	0.06	0.06 [3]
Net realized and unrealized gain (loss)	1.46	(0.92)	0.56	2.38	1.71	(0.14)
Total income (loss) from operations	1.40	(0.91)	0.58	2.36	1.77	(0.08)

Less distributions from:
Net investment income	—	(0.04)	(0.12)	(0.08)	(0.11)	(0.06)
Net realized gains	(0.52)	(1.63)	(0.52)	—	—	—
Total distributions	(0.52)	(1.67)	(0.64)	(0.08)	(0.11)	(0.06)

Net asset value, end of period	$14.68	$13.80	$16.38	$16.44	$14.16	$12.50
Total return[4]	10.20%	(6.43)%	3.45%	16.65%	14.20%	(0.61)%

Net assets, end of period (000s)	$21,120	$20,526	$24,222	$18,507	$16,329	$15,640

Ratios to average net assets:
Gross expenses[5]	1.22%[6]	1.24%	1.22%	1.26%	1.24%	1.25%
Net expenses[5,7]	1.22 [6]	1.24	1.22	1.26	1.24	1.25
Net investment income (loss)	(0.81) [6]	0.04	0.15	(0.16)	0.47	0.49 [3]

Portfolio turnover rate	7%	44%[8]	29%	11%	11%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

22	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2016	2015[3]

Net asset value, beginning of period	$14.55	$17.20	$18.17

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.10	0.11
Net realized and unrealized gain (loss)	1.55	(1.00)	(0.36)
Total income (loss) from operations	1.52	(0.90)	(0.25)

Less distributions from:
Net investment income	—	(0.12)	(0.20)
Net realized gains	(0.52)	(1.63)	(0.52)
Total distributions	(0.52)	(1.75)	(0.72)

Net asset value, end of period	$15.55	$14.55	$17.20
Total return[4]	10.50%	(6.07)%	(1.46)%

Net assets, end of period (000s)	$23	$18	$10

Ratios to average net assets:
Gross expenses[5]	1.13%[6]	1.21%	0.75%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.75 [6]
Net investment income (loss)	(0.38) [6]	0.59	0.92 [6]

Portfolio turnover rate	7%	44%[9]	29%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	23

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.54	$17.18	$17.17	$14.77	$13.03	$13.16

Income (loss) from operations:
Net investment income	0.01	0.19	0.25	0.14	0.23	0.15 [3]
Net realized and unrealized gain (loss)	1.55	(0.99)	0.53	2.48	1.74	(0.12)
Total income (loss) from operations	1.56	(0.80)	0.78	2.62	1.97	0.03

Less distributions from:
Net investment income	—	(0.21)	(0.25)	(0.22)	(0.23)	(0.16)
Net realized gains	(0.52)	(1.63)	(0.52)	—	—	—
Total distributions	(0.52)	(1.84)	(0.77)	(0.22)	(0.23)	(0.16)

Net asset value, end of period	$15.58	$14.54	$17.18	$17.17	$14.77	$13.03
Total return[4]	10.79%	(5.55)%	4.43%	17.76%	15.23%	0.30%

Net assets, end of period (000s)	$1,153	$1,571	$2,259	$959	$503	$354

Ratios to average net assets:
Gross expenses[5]	0.28%[6]	0.20%	0.28%	0.36%	0.28%	0.38%
Net expenses[5,7]	0.25 [6,8]	0.20	0.28	0.33 [8]	0.28	0.38
Net investment income	0.15 [6]	1.09	1.40	0.84	1.64	1.16 [3]

Portfolio turnover rate	7%	44%[9]	29%	11%	11%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

24	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.59	$16.77	$16.29	$14.39	$12.87	$12.90

Income (loss) from operations:
Net investment income	0.03	0.19	0.20	0.13	0.18	0.18 [3]
Net realized and unrealized gain (loss)	1.44	(0.91)	0.55	1.97	1.56	(0.02)
Total income (loss) from operations	1.47	(0.72)	0.75	2.10	1.74	0.16

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.27)	(0.20)	(0.22)	(0.19)
Net realized gains	(0.44)	(1.25)	—	—	—	—
Total distributions	(0.45)	(1.46)	(0.27)	(0.20)	(0.22)	(0.19)

Net asset value, end of period	$15.61	$14.59	$16.77	$16.29	$14.39	$12.87
Total return[4]	10.14%	(4.78)%	4.55%	14.59%	13.60%	1.27%

Net assets, end of period (000s)	$439,335	$396,480	$435,104	$424,969	$390,747	$376,974

Ratios to average net assets:
Gross expenses[5]	0.53%[6]	0.50%	0.51%	0.54%	0.60%	0.57%
Net expenses[5,7]	0.53 [6]	0.50	0.51	0.54	0.60	0.57
Net investment income	0.43 [6]	1.15	1.16	0.86	1.35	1.43 [3]

Portfolio turnover rate	6%	47%[8]	27%	12%	12%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	25

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.82	$17.01	$16.54	$14.62	$13.08	$13.10

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.07	0.10	0.03	0.10	0.10 [3]
Net realized and unrealized gain (loss)	1.46	(0.93)	0.54	1.99	1.58	(0.02)
Total income (loss) from operations	1.44	(0.86)	0.64	2.02	1.68	0.08

Less distributions from:
Net investment income	—	(0.08)	(0.17)	(0.10)	(0.14)	(0.10)
Net realized gains	(0.44)	(1.25)	—	—	—	—
Total distributions	(0.44)	(1.33)	(0.17)	(0.10)	(0.14)	(0.10)

Net asset value, end of period	$15.82	$14.82	$17.01	$16.54	$14.62	$13.08
Total return[4]	9.77%	(5.47)%	3.83%	13.80%	12.90%	0.65%

Net assets, end of period (000s)	$23,468	$22,737	$26,416	$21,534	$18,371	$16,657

Ratios to average net assets:
Gross expenses[5]	1.22%[6]	1.21%	1.20%	1.23%	1.22%	1.25%
Net expenses[5,7]	1.22 [6]	1.21	1.20	1.23	1.22	1.25
Net investment income (loss)	(0.26) [6]	0.43	0.55	0.18	0.74	0.76 [3]

Portfolio turnover rate	6%	47%[8]	27%	12%	12%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2016	2015[3]

Net asset value, beginning of period	$14.52	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.02	0.19	0.15
Net realized and unrealized gain (loss)	1.41	(0.97)	(0.30)
Total income (loss) from operations	1.43	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.01)	(0.19)	(0.27)
Net realized gains	(0.44)	(1.25)	—
Total distributions	(0.45)	(1.44)	(0.27)

Net asset value, end of period	$15.50	$14.52	$16.74
Total return[4]	9.94%	(5.13)%	(0.89)%

Net assets, end of period (000s)	$34	$14	$10

Ratios to average net assets:
Gross expenses[5]	1.46%[6]	1.47%	0.75%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.75 [6]
Net investment income	0.24 [6]	1.15	1.27 [6]

Portfolio turnover rate	6%	47%[9]	27%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	27

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.47	$16.66	$16.19	$14.31	$12.80	$12.85

Income (loss) from operations:
Net investment income	0.06	0.24	0.34	0.17	0.23	0.23 [3]
Net realized and unrealized gain (loss)	1.42	(0.92)	0.46	1.94	1.54	(0.04)
Total income (loss) from operations	1.48	(0.68)	0.80	2.11	1.77	0.19

Less distributions from:
Net investment income	(0.01)	(0.26)	(0.33)	(0.23)	(0.26)	(0.24)
Net realized gains	(0.44)	(1.25)	—	—	—	—
Total distributions	(0.45)	(1.51)	(0.33)	(0.23)	(0.26)	(0.24)

Net asset value, end of period	$15.50	$14.47	$16.66	$16.19	$14.31	$12.80
Total return[4]	10.30%	(4.59)%	4.86%	14.75%	13.91%	1.56%

Net assets, end of period (000s)	$5,079	$4,946	$5,503	$1,284	$874	$502

Ratios to average net assets:
Gross expenses[5]	0.21%[6]	0.22%	0.21%	0.43%	0.36%	0.34%
Net expenses[5,7]	0.21 [6]	0.22	0.21	0.40 [8]	0.35 [8]	0.34
Net investment income	0.75 [6]	1.44	2.02	1.09	1.71	1.84 [3]

Portfolio turnover rate	6%	47%[9]	27%	12%	12%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.21	$14.70	$14.35	$13.23	$12.06	$11.97

Income (loss) from operations:
Net investment income	0.08	0.24	0.26	0.19	0.23	0.23 [3]
Net realized and unrealized gain (loss)	1.16	(0.76)	0.39	1.20	1.16	0.09
Total income (loss) from operations	1.24	(0.52)	0.65	1.39	1.39	0.32

Less distributions from:
Net investment income	(0.07)	(0.26)	(0.30)	(0.27)	(0.22)	(0.23)
Net realized gains	(0.27)	(0.71)	—	—	—	—
Total distributions	(0.34)	(0.97)	(0.30)	(0.27)	(0.22)	(0.23)

Net asset value, end of period	$14.11	$13.21	$14.70	$14.35	$13.23	$12.06
Total return[4]	9.43%	(3.80)%	4.51%	10.54%	11.58%	2.76%

Net assets, end of period (000s)	$280,256	$255,274	$277,509	$261,212	$245,746	$238,181

Ratios to average net assets:
Gross expenses[5]	0.53%[6]	0.49%	0.49%	0.52%	0.55%	0.53%
Net expenses[5,7]	0.53 [6]	0.49	0.49	0.52	0.55	0.53
Net investment income	1.15 [6]	1.63	1.75	1.38	1.81	1.97 [3]

Portfolio turnover rate	8%	52%[8]	23%	13%	13%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	29

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$13.68	$15.18	$14.81	$13.65	$12.43	$12.33

Income (loss) from operations:
Net investment income	0.03	0.13	0.17	0.10	0.15	0.15 [3]
Net realized and unrealized gain (loss)	1.20	(0.78)	0.39	1.22	1.20	0.09
Total income (loss) from operations	1.23	(0.65)	0.56	1.32	1.35	0.24

Less distributions from:
Net investment income	(0.02)	(0.14)	(0.19)	(0.16)	(0.13)	(0.14)
Net realized gains	(0.27)	(0.71)	—	—	—	—
Total distributions	(0.29)	(0.85)	(0.19)	(0.16)	(0.13)	(0.14)

Net asset value, end of period	$14.62	$13.68	$15.18	$14.81	$13.65	$12.43
Total return[4]	9.03%	(4.47)%	3.76%	9.72%	10.87%	2.01%

Net assets, end of period (000s)	$20,060	$18,507	$20,864	$15,847	$14,017	$12,624

Ratios to average net assets:
Gross expenses[5]	1.23%[6]	1.23%	1.22%	1.25%	1.26%	1.26%
Net expenses[5,7]	1.23 [6]	1.23	1.22	1.25	1.26	1.26
Net investment income	0.45 [6]	0.88	1.09	0.67	1.14	1.26 [3]

Portfolio turnover rate	8%	52%[8]	23%	13%	13%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2016	2015[3]

Net asset value, beginning of period	$13.19	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.06	0.21	0.17
Net realized and unrealized gain (loss)	1.16	(0.76)	(0.22)
Total income (loss) from operations	1.22	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.05)	(0.23)	(0.24)
Net realized gains	(0.27)	(0.71)	—
Total distributions	(0.32)	(0.94)	(0.24)

Net asset value, end of period	$14.09	$13.19	$14.68
Total return[4]	9.31%	(4.00)%	(0.36)%

Net assets, end of period (000s)	$53	$42	$10

Ratios to average net assets:
Gross expenses[5]	1.09%[6]	0.96%	0.77%[6]
Net expenses[5,7,8]	0.80 [6]	0.80	0.77 [6]
Net investment income	0.89 [6]	1.43	1.72 [6]

Portfolio turnover rate	8%	52%[9]	23%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	31

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015[3]	2009		2008[4]

Net asset value, beginning of period	$13.20	$14.69	$15.16	$12.11		$12.05

Income (loss) from operations:
Net investment income	0.10	0.27	0.31	0.43	[5]	0.00	[5,6]
Net realized and unrealized gain (loss)	1.16	(0.76)	(0.54)	(3.60)		0.06
Total income (loss) from operations	1.26	(0.49)	(0.23)	(3.17)		0.06

Less distributions from:
Net investment income	(0.08)	(0.29)	(0.24)	(0.38)		—
Net realized gains	(0.27)	(0.71)	—	(0.36)		—
Total distributions	(0.35)	(1.00)	(0.24)	(0.74)		—

Net asset value, end of period	$14.11	$13.20	$14.69	$8.20		$12.11
Total return[7]	9.57%	(3.49)%	(1.53)%	(27.43)%		0.50%

Net assets, end of period (000s)	$6,985	$6,737	$7,413	$589		$710

Ratios to average net assets:
Gross expenses[8]	0.25%[9]	0.27%	0.07%[9]	0.10%		0.20%[9,10]
Net expenses[8,11]	0.25 [9,12]	0.25 [12]	0.07 [9]	0.10	[12]	0.20	[9,10]
Net investment income	1.43 [9]	1.87	4.09 [9]	4.16	[5]	1.93	[5,9]

Portfolio turnover rate	8%	52%[13]	23%[14]	32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[4]	For the period January 29, 2008 (inception date) to January 31, 2008.

[5]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would not have changed.

[11]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[14]	For the year ended January 31, 2015.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.58	$13.26	$12.98	$12.53	$11.72	$11.61

Income (loss) from operations:
Net investment income	0.12	0.28	0.32	0.25	0.29	0.30 [3]
Net realized and unrealized gain (loss)	0.95	(0.67)	0.30	0.48	0.81	0.11
Total income (loss) from operations	1.07	(0.39)	0.62	0.73	1.10	0.41

Less distributions from:
Net investment income	(0.11)	(0.29)	(0.34)	(0.28)	(0.29)	(0.30)
Net realized gains	(0.13)	—	—	—	—	—
Total distributions	(0.24)	(0.29)	(0.34)	(0.28)	(0.29)	(0.30)

Net asset value, end of period	$13.41	$12.58	$13.26	$12.98	$12.53	$11.72
Total return[4]	8.44%	(2.91)%	4.81%	5.91%	9.47%	3.63%

Net assets, end of period (000s)	$128,800	$117,979	$129,661	$129,455	$130,226	$126,014

Ratios to average net assets:
Gross expenses[5]	0.55%[6]	0.54%	0.52%	0.55%	0.54%	0.56%
Net expenses[5,7]	0.55 [6]	0.54	0.52	0.55	0.54	0.56
Net investment income	1.85 [6]	2.09	2.37	1.92	2.37	2.57 [3]

Portfolio turnover rate	7%	53%[8]	25%	12%	16%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	33

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$12.52	$13.19	$12.91	$12.50	$12.02

Income (loss) from operations:
Net investment income	0.08	0.19	0.21	0.16	0.16
Net realized and unrealized gain (loss)	0.94	(0.65)	0.30	0.47	0.48
Total income (loss) from operations	1.02	(0.46)	0.51	0.63	0.64

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.23)	(0.22)	(0.16)
Net realized gains	(0.13)	—	—	—	—
Total distributions	(0.20)	(0.21)	(0.23)	(0.22)	(0.16)

Net asset value, end of period	$13.34	$12.52	$13.19	$12.91	$12.50
Total return[4]	8.15%	(3.54)%	3.92%	5.07%	5.38%

Net assets, end of period (000s)	$3,527	$3,133	$2,949	$2,537	$295

Ratios to average net assets:
Gross expenses[5]	1.22%[6]	1.22%	1.33%	1.48%	1.22%[6]
Net expenses[5,7]	1.22 [6]	1.22	1.33	1.42 [8]	1.22 [6]
Net investment income	1.18 [6]	1.46	1.56	1.29	2.69 [6]

Portfolio turnover rate	7%	53%[9]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	For the period August 1, 2012 (inception date) to January 31, 2013.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1,2]	2016[3]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.83	$13.50	$13.21	$12.74	$11.92	$11.80

Income (loss) from operations:
Net investment income	0.09	0.21	0.25	0.18	0.22	0.24 [4]
Net realized and unrealized gain (loss)	0.97	(0.66)	0.31	0.50	0.82	0.12
Total income (loss) from operations	1.06	(0.45)	0.56	0.68	1.04	0.36

Less distributions from:
Net investment income	(0.08)	(0.22)	(0.27)	(0.21)	(0.22)	(0.24)
Net realized gains	(0.13)	—	—	—	—	—
Total distributions	(0.21)	(0.22)	(0.27)	(0.21)	(0.22)	(0.24)

Net asset value, end of period	$13.68	$12.83	$13.50	$13.21	$12.74	$11.92
Total return[5]	8.25%	(3.35)%	4.21%	5.33%	8.79%	3.08%

Net assets, end of period (000s)	$3,882	$3,937	$4,927	$4,558	$5,052	$5,299

Ratios to average net assets:
Gross expenses[6]	1.05%[7]	1.04%	1.06%	1.10%	1.10%	1.11%
Net expenses[6,8]	1.05 [7]	1.04	1.06	1.10	1.10	1.11
Net investment income	1.35 [7]	1.58	1.86	1.36	1.79	2.02 [4]

Portfolio turnover rate	7%	53%[9]	25%	12%	16%	33%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended July 31, 2016 (unaudited).

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	35

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2016	2015[3]

Net asset value, beginning of period	$12.56	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.10	0.25	0.20
Net realized and unrealized gain (loss)	0.96	(0.67)	(0.19)
Total income (loss) from operations	1.06	(0.42)	0.01

Less distributions from:
Net investment income	(0.10)	(0.26)	(0.27)
Net realized gains	(0.13)	—	—
Total distributions	(0.23)	(0.26)	(0.27)

Net asset value, end of period	$13.39	$12.56	$13.24
Total return[4]	8.37%	(3.12)%	0.05%

Net assets, end of period (000s)	$29	$18	$17

Ratios to average net assets:
Gross expenses[5]	1.56%[6]	1.50%	0.78%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.78 [6]
Net investment income	1.62 [6]	1.93	2.25 [6]

Portfolio turnover rate	7%	53%[9]	25%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2016 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$12.56	$13.23	$12.97	$12.52	$12.01

Income (loss) from operations:
Net investment income	0.14	0.31	0.40	0.27	0.31
Net realized and unrealized gain (loss)	0.95	(0.65)	0.23	0.48	0.52
Total income (loss) from operations	1.09	(0.34)	0.63	0.75	0.83

Less distributions from:
Net investment income	(0.13)	(0.33)	(0.37)	(0.30)	(0.32)
Net realized gains	(0.13)	—	—	—	—
Total distributions	(0.26)	(0.33)	(0.37)	(0.30)	(0.32)

Net asset value, end of period	$13.39	$12.56	$13.23	$12.97	$12.52
Total return[4]	8.70%	(2.62)%	4.89%	6.06%	7.04%

Net assets, end of period (000s)	$2,344	$2,233	$2,388	$261	$148

Ratios to average net assets:
Gross expenses[5]	0.30%[6]	0.34%	0.30%	0.46%	0.34%[6]
Net expenses[5,7]	0.25 [6,8]	0.25 [8]	0.30	0.44 [8]	0.33 [6,8]
Net investment income	2.15 [6]	2.37	2.97	2.15	2.87 [6]

Portfolio turnover rate	7%	53%[9]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2016 (unaudited).

[3]	For the period March 15, 2012 (inception date) to January 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2016 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (formerly QS Legg Mason Growth Fund) (“Growth Fund”), QS Moderate Growth Fund (formerly QS Legg Mason Moderate Growth Fund) (“Moderate Growth Fund”), QS Conservative Growth Fund (formerly QS Legg Mason Conservative Growth Fund) (“Conservative Growth Fund”) and QS Defensive Growth Fund (formerly QS Legg Mason Defensive Growth Fund) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

38	QS Asset Allocation Funds 2016 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$709,497,249	—	—	$709,497,249
Short-term investments†	818,303	—	—	818,303
Total investments	$710,315,552	—	—	$710,315,552

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$467,844,330	—	—	$467,844,330
Short-term investments†	672,236	—	—	672,236
Total investments	$468,516,566	—	—	$468,516,566

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$307,148,488	—	—	$307,148,488
Short-term investments†	294,340	—	—	294,340
Total investments	$307,442,828	—	—	$307,442,828

†	See Schedule of Investments for additional detailed categorizations.

QS Asset Allocation Funds 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$138,419,540	—	—	$138,419,540
Short-term investments†	227,060	—	—	227,060
Total investments	$138,646,600	—	—	$138,646,600

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Prior to April 1, 2016, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) was each Fund’s subadviser.

40	QS Asset Allocation Funds 2016 Semi-Annual Report

Western Asset Management Company (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason. Prior to April 1, 2016, QS LMGAA was a wholly-owned subsidiary of Legg Mason. Under the Investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Defensive Growth Fund’s Class A, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended July 31, 2016, Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund were reimbursed for expenses in the amount of $27,991, $14,934, $1,983 and $1,660, respectively.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Growth Fund, Moderate Growth Fund, and Conservative Growth Fund, had a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applied if redemption occurred within 12 months from purchase payment. This CDSC declined thereafter by 1.00% per year until no CDSC was incurred. The Defensive Growth Fund had a CDSC of 4.50% on Class B shares, which applied if redemption occurred within 12 months from purchase payment. This CDSC declined by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC was incurred. Class C and Class C1 shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2016, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charge	CDSCs
	Class A	Class A	Class Ba,b	Class C
Growth Fund	$131,828	$703	$357	$426
Moderate Growth Fund	84,591	97	192	396
Conservative Growth Fund	61,580	282	216	117
Defensive Growth Fund	14,007	13	91	—

[a]	On June 30, 2016, the Growth Fund and Moderate Growth Fund converted their Class B shares into Class A shares.

[b]	On April 29, 2016, the Conservative Growth Fund and Defensive Growth Fund converted their Class B shares into Class A shares.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

QS Asset Allocation Funds 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended July 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$46,034,731	$63,580,000
Moderate Growth Fund	29,908,416	42,740,000
Conservative Growth Fund	25,412,330	32,845,000
Defensive Growth Fund	9,177,323	11,305,000

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$159,737,408	$(5,036,174)	$154,701,234
Moderate Growth Fund	93,537,628	(3,612,330)	89,925,298
Conservative Growth Fund	53,457,205	(1,970,498)	51,486,707
Defensive Growth Fund	20,407,115	(963,594)	19,443,521

4. Derivative instruments and hedging activities

During the six months ended July 31, 2016, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class B, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 0.75% 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Growth Fund
Class A	$793,646	$848,872
Class B*	107,801	83,751
Class C	102,473	19,464
Class R	51	61
Class I	—	1,440
Total	$1,003,971	$953,588

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Moderate Growth Fund
Class A	$512,683	$437,144
Class B*	56,660	42,008
Class C	114,164	17,555
Class R	54	95
Class I	—	3,422
Total	$683,561	$500,224

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

42	QS Asset Allocation Funds 2016 Semi-Annual Report

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$332,062	$241,538
Class B*	21,981	12,205
Class C	107,159	14,644
Class R	118	115
Class I	—	5,590
Total	$461,320	$274,092

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$152,006	$94,197
Class B*	6,515	4,469
Class C	16,299	1,269
Class C1	13,656	3,908
Class R	59	108
Class I	—	1,780
Total	$188,535	$105,731

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

For the six months ended July 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	—
Class B*	$27,759
Class C	—
Class R	34
Class I	198
Total	$27,991

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	—
Class B*	$14,862
Class C	—
Class R	72
Class I	—
Total	$14,934

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	—
Class B*	$1,761
Class C	—
Class R	68
Class I	154
Total	$1,983

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

QS Asset Allocation Funds 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class B*	$960
Class C	—
Class C1	—
Class R	90
Class I	610
Total	$1,660

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

6. Distributions to shareholders by class

	Six Months Ended July 31, 2016	Year Ended January 31, 2016

Growth Fund
Net Investment Income:
Class A	—	$6,010,489
Class B*	—	—
Class C	—	60,725
Class R	—	90
Class I	—	28,811
Total	—	$6,100,115

Net Realized Gains:
Class A	$21,447,949	$62,924,130
Class B*	864,956	3,787,095
Class C	729,675	2,297,041
Class R	733	1,039
Class I	39,571	199,990
Total	$23,082,884	$69,209,295

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

	Six Months Ended July 31, 2016	Year Ended January 31, 2016

Moderate Growth Fund
Net Investment Income:
Class A	$271,359	$5,558,396
Class B*	—	—
Class C	—	126,784
Class R	20	225
Class I	3,655	89,637
Total	$275,034	$5,775,042

Net Realized Gains:
Class A	$11,778,947	$31,518,904
Class B*	356,435	1,310,889
Class C	643,054	1,785,952
Class R	593	1,333
Class I	141,285	406,519
Total	$12,920,314	$35,023,597

*	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

44	QS Asset Allocation Funds 2016 Semi-Annual Report

	Six Months Ended July 31, 2016	Year Ended January 31, 2016

Conservative Growth Fund
Net Investment Income:
Class A	$1,291,983	$4,848,029
Class B*	—	81,693
Class C	27,896	191,535
Class R	175	780
Class I	43,978	151,024
Total	$1,364,032	$5,273,061

Net Realized Gains:
Class A	$5,343,684	$13,079,665
Class B*	—	496,828
Class C	374,947	926,573
Class R	946	2,482
Class I	144,478	357,369
Total	$5,864,055	$14,862,917

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

	Six Months Ended July 31, 2016	Year Ended January 31, 2016

Defensive Growth Fund
Net Investment Income:
Class A	$1,037,484	$2,798,588
Class B*	8,136	66,208
Class C	17,619	46,887
Class C1	22,876	68,909
Class R	191	409
Class I	22,710	63,027
Total	$1,109,016	$3,044,028

Net Realized Gains:
Class A	$1,198,965	—
Class B*	—	—
Class C	33,441	—
Class C1	37,785	—
Class R	237	—
Class I	21,386	—
Total	$1,291,814	—

*	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At July 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	3,281,291	$49,542,610	3,399,749	$58,148,455
Shares issued on reinvestment	1,395,501	21,393,037	4,197,166	68,727,373
Shares repurchased	(2,293,886)	(34,848,612)	(4,497,747)	(76,764,580)
Net increase	2,382,906	$36,087,035	3,099,168	$50,111,248

QS Asset Allocation Funds 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Growth Fund continued
Class B*
Shares sold	352	$5,059	3,012	$50,268
Shares issued on reinvestment	60,340	862,867	244,653	3,779,414
Shares repurchased	(2,165,623)	(30,427,345)	(1,266,584)	(20,437,071)
Net decrease	(2,104,931)	$(29,559,419)	(1,018,919)	$(16,607,389)

Class C
Shares sold	74,521	$1,054,300	241,107	$3,815,710
Shares issued on reinvestment	49,567	714,763	148,924	2,306,614
Shares repurchased	(172,962)	(2,459,785)	(380,864)	(6,135,885)
Net increase (decrease)	(48,874)	$(690,722)	9,167	$(13,561)

Class R
Shares sold	589	$9,027	599	$8,686
Shares issued on reinvestment	48	733	70	1,129
Shares repurchased	(405)	(6,278)	(2)	(39)
Net increase	232	$3,482	667	$9,776

Class I
Shares sold	19,394	$293,720	50,059	$856,887
Shares issued on reinvestment	2,384	36,454	13,730	224,281
Shares repurchased	(55,799)	(807,724)	(87,252)	(1,428,944)
Net decrease	(34,021)	$(477,550)	(23,463)	$(347,776)

*	On June 30, 2016, the Fund converted 1,631,187 Class B shares into 1,519,477 Class A shares, valued at $22,852,931. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Moderate Growth Fund
Class A
Shares sold	1,887,639	$28,521,305	2,226,737	$37,440,161
Shares issued on reinvestment	783,889	12,001,339	2,355,012	36,927,042
Shares repurchased	(1,698,162)	(25,720,114)	(3,343,219)	(56,021,563)
Net increase	973,366	$14,802,530	1,238,530	$18,345,640

Class B*
Shares sold	688	$10,795	3,646	$65,212
Shares issued on reinvestment	22,641	355,013	81,792	1,307,287
Shares repurchased	(1,019,880)	(15,772,443)	(635,867)	(10,923,679)
Net decrease	(996,551)	$(15,406,635)	(550,429)	$(9,551,180)

Class C
Shares sold	35,786	$549,302	166,179	$2,791,214
Shares issued on reinvestment	40,754	632,903	118,017	1,871,574
Shares repurchased	(126,951)	(1,953,500)	(302,786)	(5,183,511)
Net decrease	(50,411)	$(771,295)	(18,590)	$(520,723)

Class R
Shares sold	1,264	$19,048	1,365	$21,914
Shares issued on reinvestment	40	613	93	1,443
Shares repurchased	(76)	(1,155)	(1,067)	(17,025)
Net increase	1,228	$18,506	391	$6,332

46	QS Asset Allocation Funds 2016 Semi-Annual Report

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Moderate Growth Fund continued
Class I
Shares sold	27,833	$415,799	60,238	$1,005,980
Shares issued on reinvestment	9,526	144,794	31,823	496,156
Shares repurchased	(51,538)	(753,773)	(80,634)	(1,318,310)
Net increase (decrease)	(14,179)	$(193,180)	11,427	$183,826

*	On June 30, 2016, the Fund converted 791,756 Class B shares into 810,633 Class A shares, valued at $12,240,552. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Conservative Growth Fund
Class A
Shares sold	1,534,629	$21,096,868	2,394,722	$34,953,109
Shares issued on reinvestment	476,125	6,593,353	1,275,264	17,815,353
Shares repurchased	(1,475,333)	(20,171,489)	(3,232,402)	(47,229,040)
Net increase	535,421	$7,518,732	437,584	$5,539,422

Class B*
Shares sold	371	$4,961	6,051	$93,643
Shares issued on reinvestment	—	—	39,929	572,993
Shares repurchased	(681,268)	(9,751,230)	(342,797)	(5,205,035)
Net decrease	(680,897)	$(9,746,269)	(296,817)	$(4,538,399)

Class C
Shares sold	502,562	$6,746,068	180,496	$2,693,639
Shares issued on reinvestment	27,393	393,183	75,599	1,088,364
Shares repurchased	(511,284)	(7,349,793)	(277,934)	(4,166,954)
Net increase (decrease)	18,671	$(210,542)	(21,839)	$(384,951)

Class R
Shares sold	616	$8,336	3,079	$45,721
Shares issued on reinvestment	81	1,121	227	3,165
Shares repurchased	(101)	(1,383)	(804)	(11,109)
Net increase	596	$8,074	2,502	$37,777

Class I
Shares sold	32,319	$445,077	49,298	$717,481
Shares issued on reinvestment	13,616	188,456	36,321	508,393
Shares repurchased	(61,001)	(848,604)	(80,119)	(1,132,138)
Net increase (decrease)	(15,066)	$(215,071)	5,500	$93,736

*	On April 29, 2016, the Fund converted 587,495 Class B shares into 606,923 Class A shares, valued at $8,442,301. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Defensive Growth Fund
Class A
Shares sold	860,761	$11,242,353	1,149,079	$15,217,279
Shares issued on reinvestment	169,170	2,223,357	213,667	2,785,301
Shares repurchased	(803,745)	(10,422,530)	(1,768,587)	(23,308,443)
Net increase (decrease)	226,186	$3,043,180	(405,841)	$(5,305,863)

QS Asset Allocation Funds 2016 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount

Defensive Growth Fund continued
Class B*
Shares sold	2,264	$29,039	6,409	$85,829
Shares issued on reinvestment	603	8,013	4,909	65,506
Shares repurchased	(290,409)	(3,887,184)	(197,837)	(2,673,987)
Net decrease	(287,542)	$(3,850,132)	(186,519)	$(2,522,652)

Class C
Shares sold	44,637	$578,765	84,157	$1,092,383
Shares issued on reinvestment	3,867	50,596	3,499	45,319
Shares repurchased	(34,430)	(443,162)	(60,850)	(799,084)
Net increase	14,074	$186,199	26,806	$338,618

Class C1
Shares sold	26,518	$349,202	23,086	$305,437
Shares issued on reinvestment	4,299	57,635	4,840	64,305
Shares repurchased	(53,959)	(710,980)	(85,880)	(1,166,933)
Net decrease	(23,142)	$(304,143)	(57,954)	$(797,191)

Class R
Shares sold	716	$9,213	952	$12,184
Shares issued on reinvestment	33	428	24	319
Shares repurchased	(79)	(1,018)	(778)	(10,007)
Net increase	670	$8,623	198	$2,496

Class I
Shares sold	14,290	$184,964	45,023	$597,039
Shares issued on reinvestment	3,363	44,096	4,838	63,027
Shares repurchased	(20,394)	(263,975)	(52,571)	(690,084)
Net decrease	(2,741)	$(34,915)	(2,710)	$(30,018)

*	On April 29, 2016, the Fund converted 245,674 Class B shares into 251,096 Class A shares, valued at $3,299,406. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2016. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2016.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$44,290,446	—	—	$1,436,428	6,255	—	—	$48,874,554	$(196,428)
ClearBridge Appreciation Fund, Class IS Shares	61,401,940	—	—	2,319,476	125,823	—	—	65,300,150	240,524
ClearBridge International Value Fund, Class IS Shares	36,761,739	$3,990,000	433,296	5,900,825	556,313	—	—	37,947,300	(1,055,825)
ClearBridge Large Cap Growth Fund, Class IS Shares	19,037,843	5,000	141	697,432	19,492	—	—	20,592,186	(2,432)
ClearBridge Mid Cap Fund, Class IS Shares(a)	36,209,212	539,377	16,796	7,318,695	286,384	—	$14,377	31,213,052	1,806,305
ClearBridge Small Cap Growth Fund, Class IS Shares	48,532,444	—	—	3,695,952	123,157	—	—	52,746,830	(450,952)

48	QS Asset Allocation Funds 2016 Semi-Annual Report

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$76,382,208	—	—	$3,035,434	157,604	—	—	$82,740,912	$(250,434)
QS Global Dividend Fund, Class IS Shares(b)	69,563,418	$1,207,737	102,508	8,439,447	742,482	$1,002,737	—	69,852,381	45,553
QS International Equity Fund, Class IS Shares(c)	90,929,885	9,810,000	706,535	15,861,752	998,430	—	—	91,686,604	(2,586,752)
QS Strategic Real Return Fund, Class IS Shares(d)	40,886,009	600,000	56,232	2,642,988	191,834	—	—	43,066,363	(452,988)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	57,510,257	—	—	1,807,263	105,324	—	—	62,177,314	(202,263)
Royce Small-Cap Value Fund, Institutional Class Shares	47,526,755	19,415,000	2,295,946	4,018,440	340,346	—	—	71,834,442	(853,440)
Western Asset Core Plus Bond Fund, Class IS Shares	6,317,934	2,189,232	191,443	8,518,027	739,875	74,232	—	28,629	121,973
Western Asset High Yield Fund, Class IS Shares	5,599,068	8,278,385	1,088,976	741,470	88,376	328,385	—	14,040,424	(46,470)
Western Asset Macro Opportunities Fund, Class IS Shares	16,857,903	—	—	1,103,798	100,711	—	—	17,396,108	(73,798)
	$657,807,061	$46,034,731		$67,537,427		$1,405,354	$14,377	$709,497,249	$(3,957,427)

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Moderate Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$24,152,287	—	—	$945,300	4,117	—	—	$26,500,917	$(130,300)
ClearBridge Appreciation Fund, Class IS Shares	35,614,221	—	—	1,194,555	62,021	—	—	38,106,922	60,445
ClearBridge International Value Fund, Class IS Shares	17,068,008	$1,870,000	203,832	1,450,788	135,968	—	—	18,803,244	(260,788)
ClearBridge Large Cap Growth Fund, Class IS Shares	11,862,343	—	—	451,551	12,620	—	—	12,809,670	(1,551)
ClearBridge Mid Cap Fund, Class IS Shares(a)	19,505,583	418,937	13,047	1,828,122	77,273	—	$8,937	19,484,704	631,878
ClearBridge Small Cap Growth Fund, Class IS Shares	28,793,666	—	—	7,470,363	248,929	—	—	26,257,333	(1,010,363)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	45,163,668	—	—	2,041,618	106,003	—	—	48,685,763	(166,618)
QS Global Dividend Fund, Class IS Shares(b)	45,668,857	693,989	58,764	5,023,313	441,890	$663,989	—	46,309,856	46,687
QS International Equity Fund, Class IS Shares(c)	40,168,081	4,400,000	317,536	4,031,989	253,055	—	—	43,256,727	(656,989)
QS Strategic Real Return Fund, Class IS Shares(d)	27,249,512	405,000	37,957	1,895,792	141,313	—	—	28,551,560	(290,792)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	29,596,519	—	—	1,102,204	64,302	—	—	31,835,240	(117,204)
Royce Small-Cap Value Fund, Institutional Class Shares	21,457,945	9,060,000	1,069,871	2,373,977	208,548	—	—	32,227,114	(433,977)
Western Asset Core Bond Fund, Class IS Shares	7,619,133	95,851	7,661	1,178,677	95,517	95,851	—	6,850,855	16,323
Western Asset Core Plus Bond Fund, Class IS Shares	55,716,932	861,337	73,615	10,610,861	917,915	861,337	—	48,079,614	74,139

QS Asset Allocation Funds 2016 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Moderate Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Western Asset High Yield Fund, Class IS Shares	$11,803,698	$11,103,302	1,460,667	$2,515,182	299,783	$548,302	—	$22,096,456	$(295,182)
Western Asset Macro Opportunities Fund, Class IS Shares	17,526,609	—	—	1,246,840	113,763	—	—	17,988,355	(86,840)
	$438,967,062	$28,908,416		$45,361,132		$2,169,479	$8,937	$467,844,330	$(2,621,132)

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Conservative Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$10,296,623	$175,000	941	$781,293	3,402	—	—	$11,146,590	$(91,293)
ClearBridge Appreciation Fund, Class IS Shares	16,663,482	275,000	14,659	956,643	49,433	—	—	17,708,122	48,357
ClearBridge International Value Fund, Class IS Shares	10,144,241	1,310,000	143,822	2,155,823	203,422	—	—	10,228,192	(365,823)
ClearBridge Large Cap Growth Fund, Class IS Shares	4,612,909	75,000	2,293	304,290	8,504	—	—	4,932,214	710
ClearBridge Mid Cap Fund, Class IS Shares(a)	9,110,748	163,664	5,679	1,596,474	73,705	—	$3,664	7,847,268	763,526
ClearBridge Small Cap Growth Fund, Class IS Shares	15,732,045	545,000	23,237	2,160,590	71,996	—	—	16,845,073	(265,590)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	20,226,972	360,000	22,100	1,609,532	83,980	—	—	21,537,143	(94,532)
QS Global Dividend Fund, Class IS Shares(b)	29,656,969	1,206,208	106,264	3,416,401	300,021	$441,208	—	30,744,186	53,599
QS International Equity Fund, Class IS Shares(c)	15,666,005	1,770,000	129,010	3,231,662	207,360	—	—	15,396,806	(471,662)
QS Strategic Real Return Fund, Class IS Shares(d)	17,877,549	675,000	63,912	1,529,733	114,356	—	—	18,933,898	(224,733)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	11,233,319	190,000	13,447	818,333	47,701	—	—	11,923,967	(73,333)
Royce Small-Cap Value Fund, Institutional Class Shares	5,702,690	8,635,000	1,022,467	1,789,739	173,020	—	—	14,466,065	(164,739)
Western Asset Core Bond Fund, Class IS Shares	26,342,710	786,022	63,792	3,208,053	259,907	336,022	—	25,063,151	21,947
Western Asset Core Plus Bond Fund, Class IS Shares	69,077,371	2,307,088	200,420	7,930,278	712,292	1,132,088	—	66,016,597	354,722
Western Asset High Yield Fund, Class IS Shares	13,725,707	6,724,348	887,690	1,031,777	120,540	594,348	—	21,084,801	(96,777)
Western Asset Macro Opportunities Fund, Class IS Shares	12,771,003	215,000	22,727	988,189	90,163	—	—	13,274,415	(58,189)
	$288,840,343	$25,412,330		$33,508,810		$2,503,666	$3,664	$307,148,488	$(663,810)

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

50	QS Asset Allocation Funds 2016 Semi-Annual Report

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2016	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Defensive Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$2,974,696	$5,000	25	$195,609	852	—	—	$3,195,459	$(25,609)
ClearBridge Appreciation Fund, Class IS Shares	5,023,363	5,000	248	227,572	13,116	—	—	5,287,860	37,428
ClearBridge Mid Cap Fund, Class IS Shares(a)	3,191,837	96,299	2,999	477,635	23,056	—	$1,299	2,873,650	257,365
ClearBridge Small Cap Growth Fund, Class IS Shares	3,204,470	330,000	13,755	807,877	26,920	—	—	3,338,596	(112,877)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	3,718,959	5,000	280	251,392	14,357	—	—	3,909,771	3,608
QS Global Dividend Fund, Class IS Shares(b)	10,585,448	221,217	18,822	949,605	83,281	$156,217	—	11,030,782	15,395
QS International Equity Fund, Class IS Shares(c)	6,494,588	945,000	68,226	1,645,562	115,381	—	—	6,174,035	(110,562)
QS Strategic Real Return Fund, Class IS Shares(d)	8,255,496	320,000	29,067	617,274	46,203	—	—	8,814,983	(92,274)
QS U.S. Large Cap Equity Fund, Class IS Shares(e)	2,587,274	5,000	324	172,050	10,038	—	—	2,716,878	(17,050)
Royce Small-Cap Value Fund, Institutional Class Shares	2,093,039	2,475,000	292,879	458,383	42,760	—	—	4,723,135	(58,383)
Western Asset Core Bond Fund, Class IS Shares	20,146,634	654,774	51,707	1,489,105	120,557	259,774	—	20,205,785	5,895
Western Asset Core Plus Bond Fund, Class IS Shares	46,155,958	1,605,035	135,639	3,030,085	285,475	765,035	—	46,413,196	284,915
Western Asset High Yield Fund, Class IS Shares	10,487,999	2,464,998	325,196	542,158	64,535	409,998	—	13,536,245	(47,158)
Western Asset Macro Opportunities Fund, Class IS Shares	5,897,791	45,000	4,167	317,078	28,931	—	—	6,199,165	(17,078)
	$130,817,552	$9,177,323		$11,181,385		$1,591,024	$1,299	$138,419,540	$123,615

(a)	Prior to January 4, 2016, ClearBridge Mid Cap Core Fund.

(b)	Prior to April 1, 2016, QS Batterymarch Global Dividend Fund.

(c)	Prior to April 1, 2016, QS Batterymarch International Equity Fund.

(d)	Prior to April 1, 2016, QS Legg Mason Strategic Real Return Fund.

(e)	Prior to April 1, 2016, QS Batterymarch U.S. Large Cap Equity Fund.

QS Asset Allocation Funds 2016 Semi-Annual Report	51

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson
Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com

©2016 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

©2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/16 SR16-2868

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: September 21, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2016